Disclosure of leases and similar arrangements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense	$ 1,288	$ 1,409	$ 1,659
Average contract term (in years)	6 years
Minimum operating lease payments recognised as expense	$ 9,200	41,100	38,500
Minimum finance lease payments payable	$ 522	595
Lease term (in years)	10 years
Lease Expense Capitalized
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense	$ 0	$ 14,000	$ 6,800